Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash flows from operating activities:
Net income from continuing operations	$ 4,533	$ 18,012
Net loss from discontinued operations	(8,312)	(3,195)
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on extinguishment of debt	2,267	2,384
Loss on disposal of property, plant and equipment	7	0
Depreciation expense	3,881	3,166
Amortization of deferred financing costs and debt discount	4,834	1,433
Amortization of other intangible assets	1,743	1,256
Deferred income taxes	(4,219)	2,565
Stock-based compensation expense	4,340	2,155
Turning Point impairment loss	301	0
Turning Point non-cash lease expense	357	0
Turning Point gain on postretirement plan termination	(4,915)	0
Turning Point gain on CASH investment	(2,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(3,403)	548
Inventories	21,036	(20,650)
Other current assets	(1,083)	(4,687)
Other assets	(2,864)	61
Accounts payable	6,551	2,752
Accrued postretirement liabilities	(168)	(97)
Accrued liabilities and other	796	(423)
Net cash provided by operating activities of continuing operations	31,994	8,475
Net cash used in operating activities of discontinued operations	(10,834)	(8,365)
Net cash provided by operating activities	21,160	110
Cash flows from investing activities:
Acquisitions, net of cash acquired	(8,324)	(39,038)
Capital expenditures	(4,830)	(2,481)
Payments for investments	(1,421)	(2,000)
Restricted cash, MSA escrow deposits	29,718	(1,241)
Proceeds from sale of property, plant, and equipment	123	0
Issuance of notes receivable	0	(6,500)
Repayment of note receivable	0	6,500
Net cash (used in) provided by investing activities from continuing operations	15,266	(44,760)
Net cash provided by (used in) investing activities of discontinued operations	11,870	13,955
Net cash provided by (used in) investing activities	27,136	(30,805)
Cash flows from financing activities:
Payments of Standard Outdoor promissory note	(1,502)	0
Payments of financing costs	(8,019)	(3,286)
Payment to terminate acquired capital lease	0	(170)
Turning Point exercise of stock options	738	833
Turning Point redemption of options	(20,528)	0
Turning Point redemption of stock options	(12)	(623)
Turning Point surrender of stock options	(84)	0
Turning Point dividend to noncontrolling interests	(1,759)	(1,137)
Proceeds from issuance of SDI stock	0	6,810
Repurchase of SDI common shares	(4,310)	(631)
Payments of Vapor Beast Note Payable and Vapor Shark loans	0	(2,000)
Proceeds from release of restricted funds	0	1,107
Share repurchase for tax withholdings on vesting of restricted stock	(336)	0
Net cash provided by financing activities	72,688	31,329
Net increase (decrease) in cash	120,984	634
Cash, beginning of period:
Unrestricted	15,611	18,219
Restricted	2,356	4,704
Discontinued operations	5,590	0
Total cash at beginning of period	23,557	22,923
Cash, end of period
Unrestricted	105,841	15,611
Restricted	32,074	2,356
Discontinued operations	6,626	5,590
Total cash at end of period	144,541	23,557
Supplemental schedule of cash flow information:
Cash paid during the period for interest	14,047	15,664
Cash paid during the period for income taxes, net	11,332	3,215
Supplemental schedule of noncash investing activities:
Turning Point investment in General Wireless	0	421
Supplemental schedule of noncash financing activities:
SDI shares withheld on restricted stock vesting to cover income taxes	117	216
Unsettled SDI share repurchases included in accounts payable	0	809
Turning Point dividend to noncontrolling interests declared not paid	481	454
Issuance of SDI and Turning Point shares in acquisition	5,792	5,792
Issuance of promissory notes in asset purchases	8,810	8,810
2018 First Lien Term Loan [Member]
Cash flows from financing activities:
Payment of term loan	(8,000)	(6,000)
Proceeds from term loans	0	160,000
2018 Second Lien Term Loan [Member]
Cash flows from financing activities:
(Payments of) proceeds from term loans, net	(40,000)	40,000
2018 Revolving Credit Facility [Member]
Cash flows from financing activities:
(Payments of) proceeds from revolving credit facility	(26,000)	26,000
Crystal Term Loan [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on extinguishment of debt	1,000
Cash flows from financing activities:
(Payments of) proceeds from term loans, net	(15,000)	14,039
GACP Term Loan [Member]
Cash flows from financing activities:
Proceeds from term loans	25,000	0
Cash, end of period
Unrestricted	10,500
Convertible Senior Notes [Member]
Cash flows from financing activities:
Proceeds from Convertible Senior Notes	172,500	0
2017 Second Lien Term Loans [Member]
Cash flows from financing activities:
(Payments of) proceeds from term loans, net	0	(55,000)
2017 Revolving Credit Facility [Member]
Cash flows from financing activities:
(Payments of) proceeds from revolving credit facility	0	(8,000)
2017 First Lien Term Loans [Member]
Cash flows from financing activities:
(Payments of) proceeds from term loans, net	$ 0	$ (140,613)